INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Deferred Tax Asset/Liability

The Company's deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
Current Assets and Liabilities:
Provision for doubtful accounts	$50,054	$80,820
Profit sharing plan contribution	(4,085)	(2,043)

Total	45,969	78,777
Valuation Allowance	-	-

Current Deferred Tax Asset, Net	45,969	78,777

Noncurrent Assets and Liabilities:
Depreciation	(38,193)	(58,139)

Total	(38,193)	(58,139)
Valuation Allowance	0

Noncurrent Deferred Tax (Liability) Asset, Net	(38,193)	(58,139)

Total Deferred Tax - Asset, Net	$7,776	$20,638

Schedule of Income Tax Provision

The provisions for income taxes for the years ending December 31 consist of the following:

	December 31,
	2012	2011
Deferred tax (benefit)/expense	$12,862	$(32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$41,297	$44,283

Schedule of Effective Income Tax Rate Reconciliation

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes as follows:

	2012		2011
		Impact on		Impact on
	Amount	Rate	Amount	Rate
Income tax at federal rate	$35,384	35.00%	$146,342	35.00%
State tax, net of Federal effect	5,913	5.85%	24,460	5.85%
Permanent Differences:
	0	0.00%	0	0.00%
Total permanent differences	0	0.00%	0	0.00%
Impact of rate change on beginning deferred taxes	0	0.00%	0	0.00%
NOL deduction	0	0.00%	0	0.00%
Total tax credits	0	0.00%	0	0.00%
Valuation allowance	0	0.00%	0	0.00%
Total Provision	$41,297	40.85%	$170,802	40.85%